Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/(used for) operating activities	¥ (5,411,071)	$ (829,283)	¥ 3,906,227	¥ 2,884,186
Net cash used for investing activities	159,296	24,412	(11,749,571)	(20,949,094)
Net cash provided by financing activities	9,373,906	1,436,615	7,880,306	23,474,959
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(91,293)	(13,991)	112,265	617,386
Net increase in cash, cash equivalents and restricted cash	4,030,838	617,753	149,227	6,027,437
Cash, cash equivalents and restricted cash at the beginning of the year	6,909,674	1,058,954	6,760,447	733,010
Cash, cash equivalents and restricted cash at the end of the year	10,940,512	1,676,707	6,909,674	6,760,447
iQIYI, INC
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/(used for) operating activities	(836,700)	(128,230)	(122,370)	87,322
Net cash used for investing activities	(6,634,576)	(1,016,793)	(7,268,873)	(17,575,740)
Net cash provided by financing activities	9,804,491	1,502,604	7,489,321	19,703,701
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6,203)	(950)	95,695	269,735
Net increase in cash, cash equivalents and restricted cash	2,327,012	356,631	193,773	2,485,018
Cash, cash equivalents and restricted cash at the beginning of the year	2,774,681	425,238	2,580,908	95,890
Cash, cash equivalents and restricted cash at the end of the year	¥ 5,101,693	$ 781,869	¥ 2,774,681	¥ 2,580,908